Note 3 - Vessels, Net (Details Textual) - USD ($)				6 Months Ended
	Jul. 13, 2020	Jul. 06, 2020	Jun. 19, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Impairment of Long-Lived Assets to be Disposed of				$ 120,000
Assets Held-for-sale, Not Part of Disposal Group, Current, Total				7,050,208
Advance Received for Vessel Held for Sale				540,783
Property, Plant and Equipment, Net, Ending Balance				105,873,785		$ 116,230,333
M/V EM Oinousses [Member]
Property, Plant, and Equipment, Fair Value Disclosure				3,870,000
Impairment of Long-Lived Assets to be Disposed of				100,000
Assets Held-for-sale, Not Part of Disposal Group, Current, Total				3,770,000
M/V EM Oinousses [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 3,700,000
M/V Manolis P [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 2,000,000
Assets Held-for-sale, Not Part of Disposal Group, Current, Total				1,900,000
Advance Received for Vessel Held for Sale				1,133,817
Property, Plant and Equipment, Net, Ending Balance			1,700,000
Sale of Property, Plant and Equipment, Sale Expenses Incurred			100,000
Deposit Liability, Current			$ 500,000
M/V Kuo Hsiung [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total				$ 1,600,000
M/V Kuo Hsiung [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 1,900,000